Bank Borrowings (Tables)	12 Months Ended
Oct. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of October 31,
	2024	2023
	US$	US$
US$ - unsecured	-	15,000
US$ - secured	44,204	-
Singapore dollars - secured	163,301	-
Hong Kong dollars - secured	50,069	50,565
British Pound - unsecured	24	-
	257,598	65,565
Presented as:
Current	83,374	65,565
Non-current	174,224	-
	257,598	65,565